RELATED PARTY TRANSACTION AND BALANCES	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTION AND BALANCES
RELATED PARTY TRANSACTION AND BALANCES

18.RELATED PARTY TRANSACTION AND BALANCES

The Company has entered into royalty agreements with Recruit Management Solutions Co., Ltd. (“RMS”) and Recruit Career Co., Ltd. (“RCC”), which are wholly owned subsidiaries of Recruit Holdings Co., Ltd. (“Recruit”), for the use of training and online assessment materials. Recruit is a shareholder of the Company. The royalty fees charged by RMS were RMB145, RMB146 and RMB133 during the years ended December 31, 2013, 2014 and 2015, respectively. The royalty fees charged by RCC were RMB199, RMB273 and RMB169 during the years ended December 31, 2013, 2014 and 2015, respectively. As of December 31, 2014 and 2015, the royalty payables due to RMS were RMB62 and RMB31, respectively. As of December 31, 2014 and 2015, the royalty payables due to RCC were RMB59 and RMB25, respectively.